T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.1%
EchoStar, Class A (1) 21,590 356
356
Interactive Media & Services 0.2%
DHI Group (1) 49,770 268
Ziff Davis (1) 6,440 441
709
Media 1.9%
Interpublic Group  25,671 657
News, Class A  84,426 1,276
Nexstar Media Group, Class A  11,081 1,849
Scholastic  51,159 1,573
5,355
Total Communication Services 6,420
CONSUMER DISCRETIONARY 9.7%
Auto Components 0.6%
BorgWarner  21,729 682
Patrick Industries  20,463 897
1,579
Distributors 0.3%
LKQ  18,352 865
865
Diversified Consumer Services 0.6%
Service Corp. International  17,635 1,018
Stride (1) 13,332 561
1,579
Hotels, Restaurants & Leisure 3.4%
Bloomin' Brands (2) 51,980 953
Boyd Gaming  25,574 1,218
Churchill Downs  2,879 530
Dine Brands Global  13,955 887
Domino's Pizza  2,630 816
Everi Holdings (1) 48,158 781
MGM Resorts International  13,720 408
Red Rock Resorts, Class A  33,207 1,138
Travel + Leisure  28,640 977
Wendy's  49,836 931
Wyndham Hotels & Resorts  14,017 860
9,499
T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Durables 1.3%
KB Home  13,469 349
La-Z-Boy  17,952 405
NVR (1) 228 909
PulteGroup  38,634 1,449
TopBuild (1) 2,642 435
3,547
Leisure Products 0.1%
Malibu Boats, Class A (1) 6,647 319
319
Multiline Retail 0.1%
Macy's  26,850 421
421
Specialty Retail 1.8%
Asbury Automotive Group (1) 6,730 1,017
AutoNation (1) 12,564 1,280
Bath & Body Works  21,237 692
Floor & Decor Holdings, Class A (1) 3,790 266
Rent-A-Center  15,009 263
Victoria's Secret (1) 7,880 230
Williams-Sonoma  7,377 869
Zumiez (1) 15,770 340
4,957
Textiles, Apparel & Luxury Goods 1.5%
Carter's  7,069 463
Deckers Outdoor (1) 5,432 1,698
Kontoor Brands (2) 25,646 862
PVH  13,177 590
Steven Madden  19,257 514
4,127
Total Consumer Discretionary 26,893
CONSUMER STAPLES 3.3%
Beverages 0.5%
Coca-Cola Consolidated  3,507 1,444
1,444
Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings (1) 35,257 2,567
Sprouts Farmers Market (1) 17,395 483
U.S. Foods Holding (1) 31,042 821
3,871

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products 0.9%
Darling Ingredients (1) 29,547 1,954
Post Holdings (1) 6,173 506
2,460
Personal Products 0.5%
BellRing Brands (1) 57,825 1,192
Olaplex Holdings (1)(2) 31,790 303
1,495
Total Consumer Staples 9,270
ENERGY 4.5%
Energy Equipment & Services 0.8%
Liberty Energy, Class A (1) 76,776 973
Nabors Industries (1) 2,470 251
Oceaneering International (1) 50,980 406
TechnipFMC (1) 85,570 724
2,354
Oil, Gas & Consumable Fuels 3.7%
APA  36,170 1,237
Diamondback Energy  10,259 1,236
Equitrans Midstream  89,620 670
Magnolia Oil & Gas, Class A (2) 69,028 1,367
ONEOK  15,458 792
Ovintiv  26,930 1,239
PDC Energy  21,970 1,270
SM Energy  14,490 545
Targa Resources  11,290 681
Texas Pacific Land  809 1,438
10,475
Total Energy 12,829
FINANCIALS 13.9%
Banks 7.1%
Ameris Bancorp  18,008 805
BankUnited  28,471 973
First BanCorp Puerto Rico  89,230 1,221
Hancock Whitney  39,114 1,792
Hanmi Financial  28,403 673
Heartland Financial USA  29,162 1,264
Hope Bancorp  80,104 1,013
Horizon Bancorp  24,260 436
Independent Bank  46,907 896
International Bancshares  20,008 850
OceanFirst Financial  23,680 441

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
PacWest Bancorp  29,433 665
Popular  28,671 2,066
Preferred Bank  6,760 441
QCR Holdings  14,556 741
Signature Bank  6,760 1,021
Synovus Financial  46,380 1,740
Umpqua Holdings  48,397 827
Western Alliance Bancorp  9,449 621
Zions Bancorp  28,490 1,449
19,935
Capital Markets 0.9%
Lazard, Class A  24,770 788
Raymond James Financial  11,654 1,152
Virtus Investment Partners  3,000 479
2,419
Consumer Finance 0.5%
Encore Capital Group (1) 14,120 642
PROG Holdings (1) 26,920 403
SLM  23,182 325
1,370
Diversified Financial Services 1.2%
Equitable Holdings  42,420 1,118
Voya Financial  36,482 2,207
3,325
Insurance 3.4%
American Financial Group  10,836 1,332
Assurant  4,721 686
Axis Capital Holdings  24,420 1,200
Everest Re Group  6,107 1,603
First American Financial  12,149 560
Hanover Insurance Group  7,993 1,024
Lincoln National  9,950 437
Old Republic International  49,515 1,037
Primerica  6,293 777
Reinsurance Group of America  6,878 865
9,521
Thrifts & Mortgage Finance 0.8%
Essent Group  34,820 1,214
Federal Agricultural Mortgage, Class C  5,891 584
Radian Group  18,292 353
2,151
Total Financials 38,721

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 15.3%
Biotechnology 5.5%
ACADIA Pharmaceuticals (1) 31,017 507
Alector (1) 42,240 400
Alkermes (1) 12,001 268
Apellis Pharmaceuticals (1) 12,193 833
Ascendis Pharma, ADR (1) 3,838 396
Blueprint Medicines (1) 11,096 731
C4 Therapeutics (1) 20,770 182
Cerevel Therapeutics Holdings (1)(2) 9,530 269
Day One Biopharmaceuticals (1) 6,640 133
Emergent BioSolutions (1) 5,887 124
Exelixis (1) 60,961 956
G1 Therapeutics (1) 30,010 375
Horizon Therapeutics (1) 11,650 721
IGM Biosciences (1)(2) 8,300 189
Immuneering, Class A (1) 38,015 544
Insmed (1) 25,789 556
Intellia Therapeutics (1) 9,060 507
Ionis Pharmaceuticals (1) 23,358 1,033
Karuna Therapeutics (1) 4,803 1,080
Kymera Therapeutics (1) 13,007 283
Monte Rosa Therapeutics (1)(2) 10,170 83
Natera (1) 6,920 303
Neurocrine Biosciences (1) 11,644 1,237
Nurix Therapeutics (1) 9,720 127
Prothena (1) 14,156 858
PTC Therapeutics (1) 10,736 539
Replimune Group (1) 12,260 212
REVOLUTION Medicines (1) 11,658 230
Sarepta Therapeutics (1) 2,899 320
Scholar Rock, Warrants, Acquisition Date: 6/17/22, Cost $— (1)(3) 2,403 11
Scholar Rock Holding (1) 17,037 118
Tenaya Therapeutics (1) 22,740 66
Ultragenyx Pharmaceutical (1) 9,844 408
Xencor (1) 20,449 531
Zentalis Pharmaceuticals (1) 13,720 297
15,427
Health Care Equipment & Supplies 3.1%
Cooper  2,673 705
DENTSPLY SIRONA  29,671 841
Envista Holdings (1) 23,400 768
Haemonetics (1) 9,988 739
Hologic (1) 17,416 1,124
ICU Medical (1)(2) 4,289 646

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Inari Medical (1) 3,770 274
Merit Medical Systems (1) 17,705 1,001
NuVasive (1) 19,610 859
QuidelOrtho (1) 12,880 921
STERIS  5,083 845
8,723
Health Care Providers & Services 2.4%
AMN Healthcare Services (1) 11,550 1,224
Chemed  1,760 768
DaVita (1) 9,276 768
Molina Healthcare (1) 5,430 1,791
Select Medical Holdings  68,254 1,509
Universal Health Services, Class B  9,290 819
6,879
Health Care Technology 0.5%
Evolent Health, Class A (1) 16,530 594
Multiplan (1)(2) 184,580 528
Simulations Plus  4,990 242
1,364
Life Sciences Tools & Services 2.0%
Adaptive Biotechnologies (1) 31,040 221
Avantor (1) 33,950 665
Bruker  24,410 1,295
Charles River Laboratories International (1) 4,977 979
Medpace Holdings (1) 7,073 1,112
PerkinElmer  12,355 1,487
5,759
Pharmaceuticals 1.8%
Catalent (1) 16,339 1,182
Elanco Animal Health (1) 82,318 1,022
Jazz Pharmaceuticals (1) 3,840 512
Perrigo  16,600 592
Prestige Consumer Healthcare (1) 16,131 804
Supernus Pharmaceuticals (1) 5,860 198
Viatris  96,940 826
5,136
Total Health Care 43,288
INDUSTRIALS & BUSINESS SERVICES 19.5%
Aerospace & Defense 2.5%
Aerojet Rocketdyne Holdings (1) 13,966 559
Curtiss-Wright  8,079 1,124
Huntington Ingalls Industries  2,680 594
Moog, Class A  16,423 1,155

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Parsons (1) 39,543 1,550
Textron  28,776 1,676
V2X (1) 9,735 345
7,003
Airlines 0.2%
United Airlines Holdings (1) 21,470 698
698
Building Products 2.2%
Builders FirstSource (1) 21,258 1,253
Carlisle  6,790 1,904
Masco  18,530 865
Owens Corning  13,413 1,054
UFP Industries  15,162 1,094
6,170
Commercial Services & Supplies 0.7%
Clean Harbors (1) 9,538 1,049
IAA (1) 13,018 414
SP Plus (1) 13,403 420
1,883
Construction & Engineering 1.6%
AECOM  12,770 873
Comfort Systems USA  15,816 1,539
EMCOR Group  9,694 1,119
Primoris Services  31,844 518
WillScot Mobile Mini Holdings (1) 11,400 460
4,509
Electrical Equipment 2.0%
Atkore (1) 19,535 1,520
Encore Wire  7,160 827
Generac Holdings (1) 3,090 551
Hubbell  6,389 1,425
Regal Rexnord  9,420 1,322
5,645
Machinery 3.9%
Allison Transmission Holdings  17,402 587
Crane Holdings  10,950 959
EnPro Industries  6,139 522
Hillenbrand  28,854 1,059
Kadant  5,526 922
Lincoln Electric Holdings  4,558 573
Middleby (1) 11,650 1,493
Mueller Industries  22,430 1,333
Mueller Water Products, Class A  133,174 1,368

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Terex  28,139 837
Timken  24,380 1,439
11,092
Marine 0.3%
Matson  13,239 814
814
Professional Services 3.7%
ASGN (1) 11,893 1,075
Booz Allen Hamilton Holding  15,481 1,430
CACI International, Class A (1) 6,157 1,607
FTI Consulting (1) 10,813 1,792
Insperity  9,068 926
Kforce  8,570 503
Korn Ferry  19,275 905
Leidos Holdings  13,368 1,169
ManpowerGroup  11,090 717
TriNet Group (1) 4,760 339
10,463
Road & Rail 1.9%
ArcBest  14,990 1,090
Knight-Swift Transportation Holdings  28,790 1,409
Landstar System  7,220 1,042
Saia (1) 5,480 1,041
Werner Enterprises  18,526 697
5,279
Trading Companies & Distributors 0.5%
Hudson Technologies (1) 99,370 730
United Rentals (1) 2,646 715
1,445
Total Industrials & Business Services 55,001
INFORMATION TECHNOLOGY 17.1%
Communications Equipment 0.6%
Ciena (1) 16,540 668
Lumentum Holdings (1) 13,910 954
1,622
Electronic Equipment, Instruments & Components 3.1%
Advanced Energy Industries  10,370 803
Badger Meter  9,750 901
Belden  34,360 2,062
CTS  36,979 1,540
Jabil  18,330 1,058
Keysight Technologies (1) 5,568 876

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Littelfuse  2,478 492
OSI Systems (1) 7,494 540
Zebra Technologies, Class A (1) 1,865 489
8,761
IT Services 2.4%
Amdocs  18,150 1,442
Euronet Worldwide (1) 13,565 1,027
Genpact  43,267 1,894
Maximus  11,436 662
Payoneer Global (1) 62,820 380
SS&C Technologies Holdings  18,661 891
TTEC Holdings  10,308 457
6,753
Semiconductors & Semiconductor Equipment 3.1%
Axcelis Technologies (1) 12,220 740
Cirrus Logic (1) 9,156 630
Diodes (1) 17,494 1,136
MKS Instruments  8,139 673
ON Semiconductor (1) 31,881 1,987
Onto Innovation (1) 11,358 727
Photronics (1) 58,050 849
Semtech (1) 14,107 415
Silicon Laboratories (1) 2,600 321
SMART Global Holdings (1) 42,742 678
Teradyne  9,824 738
8,894
Software 7.9%
ACI Worldwide (1) 18,718 391
Aspen Technology (1) 2,956 704
Black Knight (1) 31,054 2,010
Blackbaud (1) 7,022 309
Confluent, Class A (1) 19,310 459
Coupa Software (1) 7,540 443
Descartes Systems Group (1) 22,982 1,460
Dolby Laboratories, Class A  14,904 971
Dropbox, Class A (1) 40,909 848
Ebix  27,800 527
Fair Isaac (1) 5,694 2,346
Manhattan Associates (1) 12,050 1,603
NCR (1) 20,790 395
NortonLifeLock  81,140 1,634
Open Text  28,312 749
Paylocity Holding (1) 6,497 1,570
PTC (1) 16,675 1,744

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Qualys (1) 10,605 1,478
Sapiens International  26,734 513
SPS Commerce (1) 9,094 1,130
Teradata (1) 18,760 583
Verint Systems (1) 11,575 389
22,256
Total Information Technology 48,286
MATERIALS 6.1%
Chemicals 2.6%
Celanese  6,915 625
CF Industries Holdings  21,411 2,061
Chase  4,727 395
Element Solutions  44,285 720
Innospec  8,696 745
Olin  11,370 488
RPM International  16,189 1,349
Westlake  12,526 1,088
7,471
Containers & Packaging 1.4%
Avery Dennison  6,239 1,015
Berry Global Group (1) 15,853 738
Packaging Corp. of America  11,366 1,276
Westrock  34,756 1,074
4,103
Metals & Mining 1.4%
Cleveland-Cliffs (1)(2) 71,260 960
Reliance Steel & Aluminum  9,403 1,640
Steel Dynamics  20,851 1,479
4,079
Paper & Forest Products 0.7%
Clearwater Paper (1) 27,769 1,044
Louisiana-Pacific  18,710 958
2,002
Total Materials 17,655
REAL ESTATE 6.0%
Equity Real Estate Investment Trusts 6.0%
Apartment Income REIT, REIT  46,827 1,808
Apple Hospitality REIT, REIT  47,340 666
Brixmor Property Group, REIT  70,922 1,310
EPR Properties, REIT  31,632 1,134
Equity LifeStyle Properties, REIT  19,068 1,198
First Industrial Realty Trust, REIT  36,143 1,619

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Gaming & Leisure Properties, REIT  31,576 1,397
Host Hotels & Resorts, REIT  87,890 1,396
Lamar Advertising, Class A, REIT  17,138 1,414
Medical Properties Trust, REIT  45,580 540
National Retail Properties, REIT  28,579 1,139
Omega Healthcare Investors, REIT  23,520 694
PotlatchDeltic, REIT  38,785 1,592
Sabra Health Care REIT, REIT  51,680 678
Saul Centers, REIT  13,670 513
Total Real Estate 17,098
UTILITIES 1.8%
Electric Utilities 1.0%
NRG Energy  42,717 1,635
Pinnacle West Capital  19,938 1,286
2,921
Gas Utilities 0.2%
UGI  19,149 619
619
Independent Power & Renewable Electricity Producer 0.2%
Clearway Energy, Class C  20,560 655
655
Multi-Utilities 0.4%
NorthWestern  22,740 1,121
1,121
Total Utilities 5,316
Total Common Stocks (Cost $294,157) 280,777
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 1,494,085 1,494
Total Short-Term Investments (Cost $1,494) 1,494

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 3.07% (4)(5) 4,215,246 4,215
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,215
Total Securities Lending Collateral (Cost $4,215) 4,215
Total Investments in Securities 101.4%
(Cost $299,866) $ 286,486
Other Assets Less Liabilities (1.4)% (4,009)
Net Assets 100.0% $ 282,477
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$11 and represents 0.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 21++
Totals $ —# $ — $ 21+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 3,254  ¤  ¤ $ 5,709
Total $ 5,709^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $21 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,709.

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE QM U.S. Small & Mid-Cap Core Equity Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F202-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 280,766 $ 11 $ — $ 280,777
Short-Term Investments 1,494 — — 1,494
Securities Lending Collate ral 4,215 — — 4,215
Total $ 286,475 $ 11 $ — $ 286,486